Inventory	12 Months Ended
Dec. 31, 2021
Inventory
Inventory

5      Inventory

	2021	2020
	$	$

Finished goods	5,114	3,573
Raw materials	2,306	1,774
Inventory provision	(7)	(16)
Total inventory	7,413	5,331

During the year ended December 31, 2021, $3,547 (2020 - $3,610) of inventory was recognized in cost of sales. The Company decreased its inventory provision by $9 during the year ended December 31, 2021 (2020 – $2). There were no other inventory writedowns charged to cost of sales during the year ended December 31, 2021.